Segment information (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Property, plant and equipment	$ 506,009	$ 511,286
Port Terminal Business Segment [member]
Disclosure of operating segments [line items]
Property, plant and equipment	215,853	196,587
Intangible assets other than goodwill	37,501	37,320
Barge Business and Cabotage Business Segment [member]
Disclosure of operating segments [line items]
Property, plant and equipment	313,637	315,667
Intangible assets other than goodwill	$ 7,098	$ 8,873